Statements of Stockholders' Equity (USD $)	Total	Series A-1 convertible preferred stock [Member]	Series A-2 convertible preferred stock [Member]	Warrant [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series A-1 convertible preferred stock [Member]	Redeemable Convertible Preferred Stock [Member] Series A-2 convertible preferred stock [Member]	Redeemable Convertible Preferred Stock [Member] Warrant [Member]	Common Stock [Member]	Common Stock [Member] Series A-1 convertible preferred stock [Member]	Common Stock [Member] Series A-2 convertible preferred stock [Member]	Common Stock [Member] Warrant [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series A-1 convertible preferred stock [Member]	Additional Paid-in Capital [Member] Series A-2 convertible preferred stock [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Accumulated Deficit during Development Stage [Member]	Accumulated Deficit during Development Stage [Member] Series A-1 convertible preferred stock [Member]	Accumulated Deficit during Development Stage [Member] Series A-2 convertible preferred stock [Member]	Accumulated Deficit during Development Stage [Member] Warrant [Member]
Balance at Jan. 11, 2012	$ 0				$ 0				$ 0				$ 0				$ 0
Balance (in shares) at Jan. 11, 2012					0				0
Net loss	(12,783)				0				0				0				(12,783)
Stock-based compensation	0
Balance at Dec. 31, 2012	(12,783)				0				0				0				(12,783)
Balance (in shares) at Dec. 31, 2012					0				0
Net loss	(99,602)				0				0				0				(99,602)
Issuance of restricted common shares in exchange for LLC interest in recapitalization	5,069,372
Stock-based compensation	0
Balance at Mar. 31, 2013	(99,602)				0				500				(500)				(99,602)
Balance (in shares) at Mar. 31, 2013					0				5,000,000
Balance at Dec. 31, 2012	(12,783)				0				0				0				(12,783)
Balance (in shares) at Dec. 31, 2012					0				0
Net loss	(4,731,072)				0				0				0				(4,731,072)
LLC member contribution	12,783				0				0				12,783				0
Issuance of restricted common shares in exchange for LLC interest in recapitalization	0				0				500				(13,283)				12,783
Issuance of restricted common shares in exchange for LLC interest in recapitalization (in shares)					0				5,000,000
Restricted stock forfeited	0				0				(5)				5				0
Restricted stock forfeited (in shares)									(50,000)
Issuance of restricted stock for compensation	0				0				529				(529)				0
Issuance of restricted stock for compensation (in shares)					0				5,294,372
Issuance of stock for cash	3,612,100	0	0		0	2,760,409	632,541		126	0	0		3,611,974	0	0		0	0	0
Issuance of stock for cash (in shares)					0	5,000,000	1,176,748		1,260,667	0	0
Stock-based compensation	1,872,104				0				0				1,872,104				0
Balance at Dec. 31, 2013	753,132				3,392,950				1,150				5,483,054				(4,731,072)
Balance (in shares) at Dec. 31, 2013					6,176,748				11,505,039
Balance at Mar. 31, 2013	(99,602)				0				500				(500)				(99,602)
Balance (in shares) at Mar. 31, 2013					0				5,000,000
Net loss	(4,631,470)				0				0				0				(4,631,470)
Restricted stock forfeited	0				0				(5)				5				0
Restricted stock forfeited (in shares)					0				(50,000)
Issuance of restricted stock for compensation	0				0				529				(529)				0
Issuance of restricted stock for compensation (in shares)					0				5,294,372
Issuance of stock for cash	3,612,100	0	0		0	2,760,409	632,541		126	0	0		3,611,974	0	0		0	0	0
Issuance of stock for cash (in shares)					0	5,000,000	1,176,748		1,260,667	0	0
Stock-based compensation	1,872,104				0				0				1,872,104				0
Balance at Dec. 31, 2013	753,132				3,392,950				1,150				5,483,054				(4,731,072)
Balance (in shares) at Dec. 31, 2013					6,176,748				11,505,039
Net loss	(5,425,572)				0				0				0				(5,425,572)
Restricted stock forfeited	0				0				(30)				30				0
Restricted stock forfeited (in shares)					0				(300,000)
Issuance of stock for cash	6,487,850			(466,706)	0			0	170			0	6,487,680			(466,706)	0			0
Issuance of stock for cash (in shares)					0			0	1,696,064			0
Stock-based compensation	995,731				0				0				995,731				0
Balance at Mar. 31, 2014	$ 2,344,435				$ 3,392,950				$ 1,290				$ 12,499,789				$ (10,156,644)
Balance (in shares) at Mar. 31, 2014					6,176,748				12,901,103